Risk information - Contractual flows (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Risk information
Total financial assets	kr 323,941		kr 320,399
Financial liabilities	(309,729)		(312,857)
Binding offers	1,510		1,322
Liquidity risk
Risk information
Financial assets, cash flow	355,326		314,358
Financial assets, discounting effect	(31,385)		6,041
Total financial assets	323,941		320,399
Financial liabilities, cash flow	(330,217)		(304,119)
Financial liabilities, discounting effect	20,488		(8,738)
Financial liabilities	(309,729)		(312,857)
Liquidity surplus (+) / deficit (-)	25,109		56,492
Binding offers	kr 1,500
Liquidity risk | Minimum
Risk information
Maturity of cash flow in deficit (in months)	1 year
Maturity of cash flow in deficit (in years)	1 year
Liquidity risk | Maximum
Risk information
Maturity of cash flow in deficit (in months)	3 months
Maturity of cash flow in deficit (in years)	3 years
Liquidity risk | Credit facility with the Swedish National Debt Office
Risk information
Additional available funds under credit facility	kr 200,000	kr 175,000	200,000
Commercial export credits limit for credit facility	15,000	kr 13,000	15,000
Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	38,027		8,456
Financial liabilities, cash flow	(19,175)		(5,750)
Committed undisbursed loans cash flows	(238)		(4)
Liquidity surplus (+) / deficit (-)	18,614		2,702
Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	25,247		32,940
Financial liabilities, cash flow	(36,197)		(34,918)
Committed undisbursed loans cash flows	(1,938)		(2,001)
Liquidity surplus (+) / deficit (-)	(12,888)		(3,979)
Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	70,973		66,948
Financial liabilities, cash flow	(52,549)		(69,748)
Committed undisbursed loans cash flows	(14,890)		(4,633)
Liquidity surplus (+) / deficit (-)	3,534		(7,433)
Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	92,292		88,389
Financial liabilities, cash flow	(132,455)		(138,852)
Committed undisbursed loans cash flows	(22,498)		(9,897)
Liquidity surplus (+) / deficit (-)	(62,661)		(60,360)
Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	60,504		61,330
Financial liabilities, cash flow	(43,767)		(37,297)
Committed undisbursed loans cash flows	970		(13,936)
Liquidity surplus (+) / deficit (-)	17,707		10,097
More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	68,283		56,295
Financial liabilities, cash flow	(46,074)		(17,554)
Committed undisbursed loans cash flows	38,594		76,724
Liquidity surplus (+) / deficit (-)	60,803		115,465
Not later than 3 months / 90 days | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	5,726		(1,277)
Within 1 year | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	9,260		(8,710)
Not later than three years | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(53,401)		(69,070)
Not later than five years | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(35,694)		(58,973)
Borrowing from credit institutions
Risk information
Financial liabilities	(5,230)		(3,486)
Borrowing from credit institutions | Liquidity risk
Risk information
Financial liabilities, cash flow	(5,230)		(1,942)
Financial liabilities, discounting effect			(1,544)
Financial liabilities	(5,230)		(3,486)
Borrowing from credit institutions | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(5,230)		(58)
Borrowing from credit institutions | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow			(147)
Borrowing from credit institutions | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow			(518)
Borrowing from credit institutions | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow			(851)
Borrowing from credit institutions | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow			(300)
Borrowing from credit institutions | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow			(68)
Borrowing from the public
Risk information
Financial liabilities	(10,000)		(10,000)
Borrowing from the public | Liquidity risk
Risk information
Financial liabilities, cash flow	(9,998)		(10,005)
Financial liabilities, discounting effect	(2)		5
Financial liabilities	(10,000)		(10,000)
Borrowing from the public | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(9,998)		(2)
Borrowing from the public | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow			(4)
Borrowing from the public | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow			(9,999)
Debt securities issued
Risk information
Financial liabilities	(279,770)		(273,976)
Debt securities issued | Liquidity risk
Risk information
Financial liabilities, cash flow	(304,540)		(280,674)
Financial liabilities, discounting effect	24,770		6,698
Financial liabilities	(279,770)		(273,976)
Debt securities issued | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(13,587)		(4,486)
Debt securities issued | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(26,300)		(31,436)
Debt securities issued | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(52,343)		(64,938)
Debt securities issued | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(128,316)		(125,810)
Debt securities issued | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(42,130)		(36,557)
Debt securities issued | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(41,864)		(17,447)
Derivatives
Risk information
Financial liabilities	(14,729)		(25,395)
Derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	(10,449)		(11,498)
Financial liabilities, discounting effect	(4,280)		(13,897)
Financial liabilities	(14,729)		(25,395)
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(358)		(1,206)
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	101		(3,333)
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(206)		(4,288)
Derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(4,139)		(2,192)
Derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,637)		(440)
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(4,210)		(39)
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial liabilities, cash flow	(2,858)		(722)
Financial liabilities, discounting effect	(688)		248
Financial liabilities	(3,546)		(474)
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	41		(8)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	201		(26)
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(61)		(143)
Derivatives | Hedging instrument | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,864)		(371)
Derivatives | Hedging instrument | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(345)		(196)
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(830)		22
of which cash inflow in currency derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	49,706		84,269
of which cash inflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	888		1,105
of which cash inflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	16,122		20,400
of which cash inflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	10,459		49,648
of which cash inflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	8,188		8,472
of which cash inflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	8,942		2,802
of which cash inflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	5,107		1,842
of which cash outflow in currency derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	(52,855)		(92,773)
of which cash outflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(952)		(1,201)
of which cash outflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(17,618)		(23,333)
of which cash outflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(10,981)		(53,894)
of which cash outflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(8,886)		(9,215)
of which cash outflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(8,964)		(3,302)
of which cash outflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(5,454)		(1,828)
Cash and cash equivalents
Risk information
Total financial assets	11,128		3,362
Cash and cash equivalents | Liquidity risk
Risk information
Financial assets, cash flow	11,129		2,801
Financial assets, discounting effect	(1)		561
Total financial assets	11,128		3,362
Cash and cash equivalents | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	11,129		2,801
Treasuries/government bonds
Risk information
Total financial assets	10,872		22,266
Treasuries/government bonds | Liquidity risk
Risk information
Financial assets, cash flow	10,882		22,251
Financial assets, discounting effect	(10)		15
Total financial assets	10,872		22,266
Treasuries/government bonds | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	1,822
Treasuries/government bonds | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	4,131		10,204
Treasuries/government bonds | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	4,144		10,857
Treasuries/government bonds | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	785		1,190
Other interest-bearing securities except loans
Risk information
Total financial assets	45,881		33,551
Other interest-bearing securities except loans | Liquidity risk
Risk information
Financial assets, cash flow	45,980		33,631
Financial assets, discounting effect	(99)		(80)
Total financial assets	45,881		33,551
Other interest-bearing securities except loans | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	7,647		1,639
Other interest-bearing securities except loans | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	10,909		6,932
Other interest-bearing securities except loans | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	17,511		17,975
Other interest-bearing securities except loans | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	9,913		6,585
Other interest-bearing securities except loans | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow			500
Loans in the form of interest-bearing securities
Risk information
Total financial assets	46,578		50,780
Loans in the form of interest-bearing securities | Liquidity risk
Risk information
Financial assets, cash flow	50,114		53,683
Financial assets, discounting effect	(3,536)		(2,903)
Total financial assets	46,578		50,780
Loans in the form of interest-bearing securities | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	77		68
Loans in the form of interest-bearing securities | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	1,532		6,053
Loans in the form of interest-bearing securities | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	7,529		3,928
Loans in the form of interest-bearing securities | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	14,427		17,211
Loans in the form of interest-bearing securities | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	15,220		14,307
Loans in the form of interest-bearing securities | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	11,329		12,116
Loans to credit institutions
Risk information
Total financial assets	20,775		31,315
Loans to credit institutions | Liquidity risk
Risk information
Financial assets, cash flow	21,580		9,573
Financial assets, discounting effect	(805)		21,742
Total financial assets	20,775		31,315
Loans to credit institutions | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	11,673		66
Loans to credit institutions | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	110		219
Loans to credit institutions | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	2,417		3,437
Loans to credit institutions | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	2,581		3,556
Loans to credit institutions | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	1,218		1,129
Loans to credit institutions | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	3,581		1,166
Loans to the public
Risk information
Total financial assets	180,288		171,562
Loans to the public | Liquidity risk
Risk information
Financial assets, cash flow	206,007		185,430
Financial assets, discounting effect	(25,719)		(13,868)
Total financial assets	180,288		171,562
Loans to the public | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	5,182		3,798
Loans to the public | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	7,229		8,998
Loans to the public | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	37,218		29,475
Loans to the public | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	62,116		57,960
Loans to the public | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	43,375		44,105
Loans to the public | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	50,887		41,094
Derivatives
Risk information
Total financial assets	8,419		7,563
Derivatives | Liquidity risk
Risk information
Financial assets, cash flow	9,634		6,989
Financial assets, discounting effect	(1,215)		574
Total financial assets	8,419		7,563
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	497		84
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	1,336		534
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	2,154		1,276
Derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	2,470		1,887
Derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	691		1,289
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	2,486		1,919
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial assets, cash flow	3,079		2,102
Financial assets, discounting effect	(418)		1,213
Total financial assets	2,661		3,315
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	(7)		(6)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	205		49
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	374		353
Derivatives | Hedging instrument | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	688		813
Derivatives | Hedging instrument | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	222		261
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	1,597		632
of which cash inflow in currency derivatives | Liquidity risk
Risk information
Financial assets, cash flow	87,071		39,393
of which cash inflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	912		2,635
of which cash inflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	13,274		8,812
of which cash inflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	21,973		4,987
of which cash inflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	41,766		11,682
of which cash inflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	5,075		3,799
of which cash inflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	4,071		7,478
of which cash outflow in currency derivatives | Liquidity risk
Risk information
Financial assets, cash flow	(82,221)		(35,084)
of which cash outflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	(896)		(2,470)
of which cash outflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	(12,596)		(8,192)
of which cash outflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	(20,645)		(4,377)
of which cash outflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	(39,925)		(10,376)
of which cash outflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	(4,786)		(3,087)
of which cash outflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	kr (3,373)		kr (6,582)